OPERATING PROVISIONS (REVERSALS)	12 Months Ended
Dec. 31, 2017
OPERATING PROVISIONS (REVERSALS)
OPERATING PROVISIONS (REVERSALS)

NOTE 41 — OPERATING PROVISIONS (REVERSALS)

	12/31/2017	12/31/2016	12/31/2015
Guarantees	18,444	29,913	30,265
Contingencies	4,398,398	5,992,745	3,368,167
PCLD - Consumers and Resellers	520,369	334,383	642,924
PCLD - Financing and Loans	10,582	17,290	15,755
Onerous Contracts	(1,493,469)	2,194,498	366,477
Provision/(Reversal) for Losses on Investments	(335,592)	1,479,088	489,752
Impairment	640,631	5,681,018	5,979,596
Provision for ANEEL - CCC	985,573	741,623	—
Market Value Adjustment	(551)	41	67,107
Impairment BRR	—	—	(148,637)
TFRH	517,727	346,328	—
Hydrological Risk	—	(451,340)	451,340
Other	484,761	500,951	749,943

	5,746,873	16,866,538	12,012,689

Onerous Contracts

In the period ended on December 31, 2017, the Company recorded a net reversal of an onerous contract provisions in the amount of R$ 1,493,469. This amount is mainly due to the portion realized from the onerous contract provisions related to Amazonas Distribuidora in the amount of R$ 812,694 and other distributors in the amount of R$ 86,452, which are expected to be terminated by July 2018 (See note 2.IV).

ANEEL Provision - CCC

In the period ended December 31, 2017, the Company recorded an increase in the ANEEL - CCC provision of R$ 985,573. This amount refers mainly to the subsidiary Amazonas Distribuidora, which recognized a value of R $ 917,499 (see note 11, item b).

TFRH - Inspection Fee for Water Resources

The subsidiary Eletronorte was penalized in 2015 for the non-payment of TFRH for the months of April to June 2015.

Beginning the fiscal 2016, in compliance with Law No. 8,091 / 2014, which establishes TFRH, and because it reflects a legal obligation, the subsidiary provides for TFRH based on the turbine flow and volume of the Tucuruí and Curuá-Una hydroelectric plants.

In the period ended on December 31, 2017, the subsidiary recognized a total of R$ 517,727 related to the updating and constitution of new provisions. The accumulated amount of R$ 1,183,584 (R$ 665,856 as of December 31, 2016) is recognized under “Other” in non-current liabilities.